                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.      37      (File No. 33-5103)      [X]

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.                     47      (File No. 811-4646)     [X]


RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
(Formerly AXP CALIFORNIA-EXEMPT TRUST)
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 Marquette Avenue South, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on Oct. 30, 2006 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

The Prospectus for RiverSource California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds filed on or about
Oct. 26, 2006 in Post-Effective Amendment No. 43 to Registration
Statement 33-5102 is incorporated herein by reference.

PART B.

The Statement of Additional Information and Financial Statements for RiverSource California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds filed on or about Oct. 26, 2006 in Post-Effective Amendment No. 43 to Registration Statement 33-5102 is incorporated herein by reference.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Amended and Restated Agreement and Declaration of Trust, dated April 7, 1986, amended April 21, 2006, is filed electronically herewith as Exhibit (a) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-5103.

(b) By-laws, dated April 7, 1986, amended April 13, 2006, are filed electronically herewith as Exhibit (b) to Registrant's
         Post-Effective Amendment No. 37 to Registration Statement No.
         33-5103.

(c) Certificate for shares of beneficial interest, filed as Exhibit 4 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-5103, is incorporated by reference.

(d) Investment Management Services Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Investments, LLC is filed electronically herewith as Exhibit (d) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-5103.

(e)(1) Distribution Agreement, effective as of Oct. 1, 2005, amended and restated as of Aug. 1, 2006, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about Sept. 19, 2006 as Exhibit (e)(1) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 61 to Registration Statement No. 2-51586 is incorporated by reference.

(e)(2) Distribution Agreement, effective as of Aug. 1, 2006, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Sept. 19, 2006 as Exhibit (e)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 61 to Registration Statement No. 2-51586 is incorporated by reference.

(f)      Bonus or Profit Sharing Contracts: Not Applicable

(g)(1) Custody Agreement, dated Nov. 10, 2005, between Registrant and U.S. Bank National Association filed electronically on or about Jan. 27, 2006 as Exhibit (g) to AXP High Yield Tax-Exempt Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-63552 is incorporated by reference.

(g)(2) Amendment, dated July 13, 2006, to the Custody Agreement between Registrant and U.S. Bank National Association filed electronically on or about Oct. 26, 2006 as Exhibit (g)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 62 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(1) Board Services Corporation Agreement, dated Jan. 11, 2006, between RiverSource Funds and Board Services Corporation filed electronically on or about March 29, 2006 as Exhibit (h)(1) to AXP Market Advantage Series, Inc. Post-Effective Amendment No. 35 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(2) Administrative Services Agreement, amended and restated, dated May 1, 2006, between Registrant and Ameriprise Financial, Inc. filed electronically on or about May 24, 2006 as Exhibit (h)(2) to RiverSource Selected Series, Inc. Post-

         Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(h)(3) Transfer Agency Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Service Corporation filed electronically on or about May 24, 2006 as Exhibit (h)(3) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(h)(4) Master Fee Cap/Fee Waiver Agreement, dated, Oct. 1, 2005, as amended Sept. 1, 2006, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc. and the RiverSource Funds filed electronically on or about Oct. 26, 2006 as Exhibit (h)(9) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 62 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(5) License Agreement, amended and restated, dated May 1, 2006, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about May 24, 2006 as Exhibit (h)(5) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable

(l)      Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution, amended and restated, dated May 1, 2006, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about May 24, 2006 as Exhibit (m) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(m)(2) Plan and Agreement of Distribution, dated as of Aug. 1, 2006, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Sept. 19, 2006 as Exhibit (m)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 61 to Registration Statement No. 2-51586 is incorporated by reference.

(n) Rule 18f - 3 Plan, amended and restated, dated May 1, 2006, filed electronically on or about May 24, 2006 as Exhibit (n) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc. Post-Effective Amendment No. 42 to
         Registration Statement No. 2-93745, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated Jan. 2006 and April 2006, filed electronically on or about June 27, 2006 as Exhibit (p)(2) to RiverSource Short Term Investments Series, Inc. Registration Statement No. 811-21914 is incorporated by reference.

(q)(1) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated April 12, 2006 is filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-5103.

(q)(2) Officers Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 25. Indemnification

The Agreement and Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (RiverSource Investments, LLC.)

Directors and officers of RiverSource Investments, LLC. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Neysa M. Alecu                 Advisory Capital Partners LLC                                   Anti-Money Laundering
Anti-Money Laundering                                                                          Officer
Officer
                               Advisory Capital Strategies                                     Anti-Money Laundering
                               Group Inc.                                                      Officer

                               Advisory Convertible Arbitrage                                  Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Anti-Money Laundering
                                                                                               Officer

                               American Enterprise                                             Anti-Money Laundering
                               Investment Services, Inc.                                       Officer

                               American Enterprise Life Insurance                              Anti-Money Laundering
                               Company                                                         Officer

                               American Enterprise REO 1 LLC                                   Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Anti-Money Laundering
                               International, Inc.                                             Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Alabama Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Arizona Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Idaho Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Maryland Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Massachusetts Inc.                                    Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Nevada Inc.                                           Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of New Mexico Inc.                                       Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Oklahoma Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Texas Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Wyoming Inc.                                          Officer

                               American Partners Life                                          Anti-Money Laundering
                               Insurance Company                                               Officer

                               Ameriprise Auto & Home Insurance                                Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Anti-Money Laundering

                               Ameriprise Financial Services,                                  Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General                                           Anti-Money Laundering
                               Partner LLC                                                     Officer

                               IDS Capital Holdings Inc.                                       Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Anti-Money Laundering
                                                                                               Officer

Ward D. Armstrong              Ameriprise Express Asset                                        Director
Director and Senior            Management International Inc.
Vice President

                               Ameriprise Financial Inc.                                       Senior Vice President -
                                                                                               Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

John M. Baker                  Ameriprise Financial Inc.                                       Vice President - Plan Sponsor
Vice President                                                                                 Services

                               Ameriprise Financial                                            Vice President - Chief Client
                               Services Inc.                                                   Service Officer

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Dimitris Bertsimas             None                                                            None
Vice President and Senior
Portfolio Manager

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Treasurer
                               Advisory Capital Strategies                                     Treasurer
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Centurion Life                                         Vice President and Treasurer
                               Assurance Company

                               American Enterprise Life                                        Vice President and Treasurer
                               Insurance Company

                               American Enterprise REO 1, LLC                                  Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Kentucky Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Maryland Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Pennsylvania Inc.

                               American Partners Life                                          Vice President and Treasurer
                               Insurance Company

                               Ameriprise Auto & Home Insurance                                Treasurer
                               Agency Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               Ameriprise Financial Inc.                                       Executive Vice President and
                                                                                               Chief Financial

                               Ameriprise Financial                                            Director
                               Services Inc.

                               Ameriprise Insurance Company                                    Treasurer

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments Inc.

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax
Senior Vice President -
Corporate Tax
                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Centurion Life                                         Senior Vice President - Corporate Tax
                               Assurance Company

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise Life                                        Senior Vice President - Corporate Tax
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               American Partners Life                                          Senior Vice President - Corporate Tax
                               Insurance Company

                               Ameriprise Financial Inc.                                       Senior Vice President - Corporate Tax

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               Ameriprise Insurance Company                                    Senior Vice President - Corporate Tax

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               IDS Life Insurance Company                                      Senior Vice President - Corporate Tax

                               IDS Life Insurance Company of                                   Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kevin J. Callahan              None                                                            None
Vice President

Ted S. Dryden                  Ameriprise Certificate Company                                  Chief Compliance Officer
Acting Chief Compliance
Officer                        Kenwood Capital Management LLC                                  Acting Chief Compliance Officer

Robert D. Ewing                Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

Peter A. Gallus                Advisory Capital Partners LLC                                   President, Chief Operating Officer
Senior Vice President,                                                                         and Chief Compliance Officer
Chief Operating Officer
and Assistant Treasurer        Advisory Capital Strategies                                     Director, President, Chief Operating
                               Group Inc.                                                      Officer and Chief Compliance Officer

                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Ameriprise Financial Inc.                                       Vice President - Investment
                                                                                               Administration

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               IDS Capital Holdings Inc.                                       Vice President and Controller

                               Kenwood Capital Management LLC                                  Manager

Jim Hamalainen                 American Centurion Life Assurance Company                       Vice President - Investments
Vice President - Asset
Liability Management           American Enterprise Life Insurance Company                      Vice President - Investments

                               American Partners Life Insurance Company                        Vice President - Investments

                               Ameriprise Financial Inc.                                       Assistant Treasurer

                               IDS Life Insurance Company                                      Vice President - Investments

                               IDS Life Insurance Company of New York                          Vice President - Investments

James C. Jackson               None                                                            None
Vice President and Senior
Portfolio Manager

Christopher P. Keating         Ameriprise Trust Company                                        Director
Head of Institutional Sales,
Client Service and
Consultant Relationships

Michelle M. Keeley             American Centurion Life                                         Vice President-Investments
Director and Executive Vice    Assurance Company
President - Equity and
Fixed Income                   American Enterprise Life                                        Vice President-Investments
                               Insurance Company

                               American Express                                                Director
                               Asset Management
                               International Inc.

                               American Partners Life                                          Vice President-Investments
                               Insurance Company

                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Financial Inc.                                       Executive Vice President-Equity and
                                                                                               Fixed Income

                               Ameriprise Financial                                            Executive Vice President-Equity and
                               Services Inc.                                                   Fixed Income

                               Ameriprise Insurance Company                                    Vice President-Investments

                               AMEX Assurance Company                                          Vice President-Investments

                               IDS Life Insurance Company                                      Vice President-Investments

                               IDS Property Casualty Insurance                                 Vice President-Investments
                               Company

                               Kenwood Capital Management LLC                                  Manager

Brian J. McGrane               Advisory Capital Partners LLC                                   Vice President and Chief Financial
Vice President and                                                                             Officer
Chief Financial Officer        Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Enterprise Life                                        Director, Executive Vice President
                               Life Insurance Company                                          and Chief Financial Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Financial Inc.                                       Senior Vice President and Lead
                                                                                               Financial Officer Finance

                               Ameriprise Financial                                            Vice President and Lead
                               Services Inc.                                                   Financial Officer Finance

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               IDS Life Insurance Company                                      Director, Executive Vice President
                                                                                               and Chief Financial Officer

Thomas R. Moore                American Centurion Life                                         Secretary
Secretary                      Assurance Company

                               American Enterprise Investment                                  Secretary
                               Services Inc.

                               American Enterprise Life                                        Secretary
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Secretary

                               American Express Insurance                                      Secretary
                               Agency of Alabama Inc.

                               American Express Insurance                                      Secretary
                               Agency of Arizona Inc.

                               American Express Insurance                                      Secretary
                               Agency of Idaho Inc.

                               American Express Insurance                                      Secretary
                               Agency of Maryland Inc.

                               American Express Insurance                                      Secretary
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Secretary
                               Agency of Nevada Inc.

                               American Express Insurance                                      Secretary
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Secretary
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Secretary
                               Agency of Wyoming Inc.

                               American Partners Life                                          Secretary
                               Insurance Company

                               Ameriprise Financial Inc.                                       Secretary

                               Ameriprise Financial                                            Secretary
                               Services Inc.

                               Ameriprise Trust Company                                        Secretary

                               IDS Cable Corporation                                           Secretary

                               IDS Cable II Corporation                                        Secretary

                               IDS Capital Holdings Inc.                                       Secretary

                               IDS Life Insurance Company                                      Secretary

                               IDS Life Insurance Company                                      Secretary
                               of New York

                               IDS Management Corporation                                      Secretary

                               IDS Realty Corporation                                          Secretary

                               IDS REO 1 LLC                                                   Secretary

                               IDS REO 2 LLC                                                   Secretary

                               Investors Syndicate                                             Secretary
                               Development Corporation

                               RiverSource Distributors Inc.                                   Secretary

                               RiverSource Service Corporation                                 Secretary

                               RiverSource Tax Advantaged                                      Secretary
                               Investments Inc.

Thomas W. Murphy               American Centurion Life                                         Vice President - Investments
Vice President and Senior      Assurance Company
Sector Manager
                               American Enterprise Life                                        Vice President - Investments
                               Insurance Company

                               American Partners Life                                          Vice President - Investments
                               Insurance Company

                               Ameriprise Certificate Company                                  Vice President - Investments

                               Ameriprise Insurance Company                                    Vice President - Investments

                               AMEX Assurance Company                                          Vice President - Investments

                               IDS Life Insurance Company                                      Vice President - Investments

                               IDS Life Insurance Company                                      Vice President - Investments
                               of New York

                               IDS Property Casualty                                           Vice President - Investments
                               Insurance Company

Patrick T. Olk                 None                                                            None
Vice President

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Anti-Money Laundering
Deputy Anti-Money                                                                              Officer
Laundering
Officer                        Advisory Capital Strategies Group                               Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Advisory Convertible Arbitrage                                  Deputy Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Deputy Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Investment                                  Deputy Anti-Money Laundering
                               Services Inc                                                    Officer

                               American Enterprise Life                                        Deputy Anti-Money Laundering
                               Insurance Company                                               Officer

                               American Enterprise REO 1 LLC                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Deputy Anti-Money Laundering
                               International Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Alabama Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Arizona Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Idaho Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Maryland Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Massachusetts Inc.                                           Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Nevada Inc.                                                  Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of New Mexico Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Oklahoma Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Texas Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Wyoming Inc.                                                 Officer

                               American Partners Life Insurance                                Deputy Anti-Money Laundering
                               Company                                                         Officer

                               Ameriprise Auto & Home Insurance                                Deputy Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General Partner LLC                               Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Capital Holdings Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Deputy Anti-Money Laundering
                                                                                               Officer

Jennifer L. Ponce De Leon      None                                                            None
Vice President and Senior
Sector Manager High Yield

Warren E. Spitz                None                                                            None
Vice President and Senior
Portfolio Manager

Nainoor C. "Nick" Thakore      Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group, Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President, Chairman of the     Group Inc.
Board and Chief Investment
Officer                        American Express Asset                                          Director
                               Management International, Inc.

                               Ameriprise Certificate Company                                  Director, President and Chief
                                                                                               Executive Officer

                               Ameriprise Financial Inc.                                       President - U.S. Asset Management
                                                                                               and Chief Investment Officer

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               RiverSource Distributors, Inc.                                  Director

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27.       Principal Underwriters

               (a)  Not Applicable.
               (b)  Not Applicable.
               (c)  Not Applicable.

Item 28.       Location of Accounts and Records

               Ameriprise Financial, Inc.
               70100 Ameriprise Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                 SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 26th day of Oct., 2006.

RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST

By   /s/ William F. Truscott
     -----------------------
         William F. Truscott
         President

By   /s/ Jeffrey P. Fox
     ------------------
         Jeffrey P. Fox
         Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of Oct., 2006.

Signature                                   Capacity

/s/      Arne H. Carlson*                   Chair of the Board
--------------------------------
         Arne H. Carlson

/s/      Kathleen A. Blatz*                 Trustee
--------------------------------
         Kathleen A. Blatz

/s/      Patricia M. Flynn*                 Trustee
--------------------------------
         Patricia M. Flynn

/s/      Anne P. Jones*                     Trustee
--------------------------------
         Anne P. Jones

/s/      Jeffrey Laikind*                   Trustee
--------------------------------
         Jeffrey Laikind

/s/      Stephen R. Lewis, Jr.*             Trustee
--------------------------------
         Stephen R. Lewis, Jr.

/s/      Catherine James Paglia*            Trustee
--------------------------------
         Catherine James Paglia

/s/      Vikki L. Pryor*                    Trustee
--------------------------------
         Vikki L. Pryor

/s/      Alison Taunton-Rigby*              Trustee
--------------------------------
         Alison Taunton-Rigby

/s/      William F. Truscott*               Trustee
--------------------------------
         William F. Truscott

*Signed pursuant to Directors/Trustees Power of Attorney, dated April 12, 2006, filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-5103, by:

     /s/ Leslie L. Ogg
         -------------
         Leslie L. Ogg

              CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 37
                    TO REGISTRATION STATEMENT NO. 33-5103

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

PART A

         The prospectus.

PART B

         Statement of Additional Information.

         Financial Statements.

PART C

         Other information.

The signatures.